Warrants - Black-Scholes Option Pricing Model (Details)	Dec. 31, 2024 $ / shares shares Y
Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	63
Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	51
Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	553
Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	352
Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	28
Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	9,414
Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	5,056
Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	314
Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | shares	7,425
Strike Price | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	0.25
Strike Price | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	12,760
Strike Price | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	4,451.5
Strike Price | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	0.25
Strike Price | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	4,901
Strike Price | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	478.5
Strike Price | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	1.5
Strike Price | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	526.25
Strike Price | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | $ / shares	333.5
Volatility | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965
Volatility | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965
Volatility | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.884
Volatility | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.884
Volatility | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.963
Volatility | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.891
Volatility | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.891
Volatility | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.892
Volatility | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs	0.869
Expected Term | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5.5
Expected Term | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5.5
Expected Term | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | Y	5.5
Risk Free Rate | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0378
Risk Free Rate | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0379
Risk Free Rate | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0356
Risk Free Rate | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0356
Risk Free Rate | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0357
Risk Free Rate | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs	0.044